Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

14. Subsequent Events

Business transfer

On June 10, 2024, the Company established MEDIROM Rehab Solutions Inc. (“MRS”) as a subsidiary to serve as the recipient of a business transfer. On July 10, 2024, MRS entered into an agreement to purchase a rehabilitation business from Y’s, Inc., a Japanese corporation. Pursuant to the agreement, MRS completed the acquisition of the rehabilitation business from Y’s, Inc., on October 1, 2024 for a total consideration of approx. ¥20,882 thousand. The scope of the transfer includes assets and liabilities related to the business, as well as certain contracts previously entered by Y’s, Inc., which are now assumed by the Company.

Acquisition Agreements

On June 30, 2024, the Company entered into a share transfer agreement for the purpose of acquiring 70% of the issued and outstanding common shares of Japan Gene Medicine Corporation (“JGMC”) for ¥2,000,000 thousand, which is expected to be consummated in the second half of 2024. The Company concurrently entered into a binding memorandum of understanding under which it is granted an option to purchase the remaining 30% of the issued and outstanding shares of JGMC at a later date.

Capital and Business Alliance

On August 7, 2024, the Company’s subsidiary, MEDIROM MOTHER Labs Inc. (“MML”), entered into a capital and business alliance with NFES Technologies Inc. (“NFES”), under which NFES purchased 556 series A preferred shares of MML for ¥100,080 thousand as the lead investor in the series A equity financing round of MML. On September 30, 2024, MML issued 250 series A preferred shares of MML for ¥45,000 thousand to an individual investor. On October 11, 2024, MML entered into a capital and business alliance with Elematec Corporation. (“Elematec”), under which Elematec purchased 556 series A preferred shares of MML for ¥100,080 thousand. On October 15, 2024, MML entered into an agreement to issue 28 series A preferred shares of MML for ¥5,040 thousand to M3, Inc. and the new series A preferred shares were issued on October 31, 2024. On October 22, 2024, MML entered into agreements to issue a total of 56 series A preferred shares of MML to an individual investor and Eagle Capital Inc. for aggregate total consideration of ¥10,080 thousand, with each investor acquiring 28 series A preferred shares of MML for ¥5,040 thousand. These 56 new series A preferred shares were issued on October 31, 2024.

Loan Refinance

On September 30, 2024, the Company reached an agreement with its lender to refinance its ¥300 million yen short-term loan, extending the maturity to November 29, 2024 at an interest rate of 1-month TIBOR plus 1.2%.

Stock Option Exercise and Forfeiture

On September 30, 2024, employees of the Company exercised the Ninth series of stock options with an exercise price of ¥128 per share, resulting in the Company issuing 103,600 shares to the employees and receiving JPY13,261 thousand. In addition, the remaining 135,200 of the Ninth series of stock options were forfeited due to the expiration of the Ninth series of stock options. Also, 1,000 of the Fifth series of stock options and 500 of the Seventh series of stock options were forfeited due to the employees’ resignation.

Issuance of Unsecured Convertible-Type Corporate Bonds with Share Options

On October 8, 2024, the Company entered into an agreement to issue convertible corporate bonds in the aggregate principal amount of JPY300 million to Triple One Investment Limited Partnership. Payment was made on October 11, 2024, and the transaction is expected to close on October 25, 2024. The bonds will bear interest at a rate of 2.0% per annum and mature on October 29, 2027, at which time the total amount will be redeemed. The underlying shares for the conversion will be the common stock of the Company and the conversion period is from October 25, 2024, to October 29, 2027.

18.  Subsequent Events

Short-term loan refinance

On March 29, 2024, The Company reached an agreement with its lender and refinanced its 200 million yen short-term loan with a new 300 million yen short-term loan maturing on September 30, 2024 at an interest rate of 1-month TIBOR plus 1.2%.

Credit facility agreement

On May 31, 2024, the Company renewed the 200 million yen credit facility agreement entered into with a bank on August 7, 2023. The agreement, which had reached its maturity date, was extended for an additional year on the same terms, with a fixed interest rate of 1.475% and a new maturity date of May 30, 2025.

Stock Option Exercise

On March 31, 2024, employees of the Company exercised the Fifth and Ninth series of stock options with an exercise price of ¥400 and ¥128 per share, respectively, resulting in the Company issuing 55,850 shares to the employees and receiving JPY8,101 thousand.